Offerings - Offering: 1	Sep. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025D 4.00% Senior Notes due October 1, 2028
Maximum Aggregate Offering Price	$ 749,617,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,766.44
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Georgia Power Company's Registration Statement on Form S-3 (File No. 333-285111) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.